Trade Receivables, Net - Summary of Aging of Receivables Past Due but Not Impaired (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 2,596,581	$ 79,481,359	$ 55,200,706
Past due but not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables			5,321,203
Past due but not impaired [member] | 1 to 30 days [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables			4,942,677
Past due but not impaired [member] | 1 to 3 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables			$ 378,526